Note 7 - Cost of Sales (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Inventory write-down		$ 7.5
Partial litigation settlement	$ 1.6